Merger - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($)	Sep. 14, 2018	Dec. 31, 2020	Dec. 31, 2019
Net assets acquired:
Goodwill		$ 76,851,000	$ 76,851,000
UCB [Member]
Business Acquisition [Line Items]
Consideration paid	$ 117,344,000
Net assets acquired:
Cash and due from financial institutions	156,472,000
Securities available for sale	43,214,000
Equity securities	212,000
Loans held for sale	492,000
Loans, net	298,319,000
Other securities	3,527,000
Premises and equipment	5,291,000
Accrued interest receivable	950,000
Core deposit intangible	7,518,000
Bank owned life insurance	17,193,000
Other assets	10,361,000
Noninterest-bearing deposits	(112,787,000)
Interest-bearing deposits	(363,157,000)
Other liabilities	(17,000)
Net assets acquired excluding goodwill	67,588,000
Goodwill	$ 49,756,000